Direct Financing and Sales-Type Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Property	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($)
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 331,134	$ 369,005
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases | Property	165,255	174,271
Income earned from direct financing and sales-type leases	$ 24,553	$ 24,136	$ 21,438
Direct Financing and Sales Type Leases | TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 181,870	$ 160,182